Equity Offerings (Tables)	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Schedule of Equity Offerings

(US $ in thousands)	June 2015 Offering As of June 30, 2015	2014 Offering As of June 30, 2014
Gross proceeds received (1)	$121,224	$133,447
Less: Underwriters’ discount	4,300	4,381
Less: Offering expenses	321	315
Net proceeds received	116,603	128,751

(1)	Includes General Partner’s 2% proportional capital contribution

Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units

The following table shows the movement in the number of common units, subordinated units and general partner units from the time of the IPO until June 30, 2015.

(in units)	Common Units	Subordinated Units	General Partner Units
April 2013, Initial Public Offering (IPO)	8,567,500	8,567,500	349,694
December 31, 2013	8,567,500	8,567,500	349,694
June 2014	4,600,000	—	93,877
July 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633
June 2015	5,000,000	—	102,041
June 30, 2015	18,807,500	8,567,500	558,674